Schedule of Investments
as of July 31, 2024 (Unaudited)
The Central and Eastern Europe Fund, Inc.
Shares Value ($)
Poland 61.8%
Common Stocks
Air Freight & Logistics 0.5%
InPost SA* 20,000 345,871
Banks 13.0%
Alior Bank SA 25,000 597,882
Bank Polska Kasa Opieki SA 130,000 5,257,028
Powszechna Kasa Oszczednosci Bank Polski SA 225,000 3,344,510
9,199,420
Broadline Retail 3.2%
Allegro.eu SA 144A* 247,775 2,273,796
Capital Markets 1.1%
Warsaw Stock Exchange
†
75,000 802,660
Commercial Services & Supplies 1.0%
Mo-BRUK SA
†
10,000 726,081
Construction & Engineering 1.9%
Budimex SA 8,250 1,325,949
Consumer Staples Distribution & Retail 2.2%
Dino Polska SA 144A* 17,500 1,553,006
Diversified Telecommunication Services 2.0%
Orange Polska SA 700,000 1,401,588
Electric Utilities 5.4%
Enea SA* 250,000 694,567
PGE Polska Grupa Energetyczna SA* 1,100,000 2,024,455
Tauron Polska Energia SA* 1,100,000 1,053,271
3,772,293
Entertainment 0.0%
CD Projekt SA 100 4,010
Household Durables 0.5%
Dom Development SA 8,500 361,729
Insurance 8.2%
Powszechny Zaklad Ubezpieczen SA 475,000 5,810,412
Interactive Media & Services 0.4%
Wirtualna Polska Holding SA (Registered) 11,000 255,414
Metals & Mining 4.6%
Grupa Kety SA 3,250 673,925
KGHM Polska Miedz SA 75,000 2,573,428
3,247,353

Shares Value ($)
Oil, Gas & Consumable Fuels 9.7%
ORLEN SA 422,500 6,888,460
Professional Services 1.4%
Benefit Systems SA 1,100 734,905
Grupa Pracuj SA 20,000 293,962
1,028,867
Real Estate Management & Development 1.3%
Develia SA 275,000 394,491
Murapol SA 60,000 548,191
942,682
Textiles, Apparel & Luxury Goods 5.4%
LPP SA 1,000 3,829,573
Total Poland (Cost $31,038,874) 43,769,164
Hungary 18.0%
Common Stocks
Banks 6.5%
OTP Bank Nyrt 90,000 4,606,484
Diversified Telecommunication Services 2.1%
Magyar Telekom Telecommunications PLC (ADR) 500,000 1,496,102
Oil, Gas & Consumable Fuels 4.4%
MOL Hungarian Oil & Gas PLC 400,000 3,116,284
Pharmaceuticals 5.0%
Richter Gedeon Nyrt 125,000 3,561,821
Total Hungary (Cost $8,517,333) 12,780,691
Russia 6.9%
Common Stocks
Banks 0.0%
Sberbank of Russia PJSC** (a) 3,600,000 0
Broadline Retail 1.6%
Ozon Holdings PLC (ADR)* (a) 60,000 1,128,400
Chemicals 0.0%
PhosAgro PJSC (GDR) (Registered)* (a) 90,000 0
Consumer Staples Distribution & Retail 1.6%
Fix Price Group PLC (GDR) (Registered)* (a) 125,000 118,750
Magnit PJSC** (a) 63,909 0
X5 Retail Group NV (GDR) (Registered)* (a) 137,884 999,659
1,118,409

Shares Value ($)
Interactive Media & Services 1.0%
Yandex NV ''A''* (a) 188,000 687,486
Metals & Mining 0.0%
Alrosa PJSC** (a) 1,670,000 0
GMK Norilskiy Nickel PAO (ADR)* (a) 50,000 0
Magnitogorsk Iron & Steel Works PJSC (GDR) (Registered)* (a) 74,569 0
Polyus PJSC (GDR) (Registered)* (a) 20,000 0
0
Oil, Gas & Consumable Fuels 2.4%
Gazprom PJSC** (a) 5,000,000 0
Lukoil PJSC** (a) 209,500 0
Novatek PJSC (GDR) (Registered)* (a) 37,500 1,218,750
Tatneft PJSC (ADR)*
†
(a) 100,000 478,400
1,697,150
Wireless Telecommunication Services 0.3%
Mobile Telesystems PJSC (ADR)* (a) 250,000 232,500
Total Russia (Cost $58,955,122) 4,863,945
Czech Republic 3.9%
Common Stocks
Banks 1.5%
Komercni Banka AS 30,000 1,035,098
Moneta Money Bank AS 144A 1,000 4,572
1,039,670
Electric Utilities 2.4%
CEZ AS 45,000 1,729,519
Total Czech Republic (Cost $2,687,237) 2,769,189
Moldova 3.4%
Common Stocks
Beverages 3.4%
Purcari Wineries PLC (Registered) (Cost $1,551,236) 700,000
2,403,877
Austria 2.4%
Common Stocks
Banks 2.4%
Erste Group Bank AG 32,500 1,691,046
Oil, Gas & Consumable Fuels 0.0%
OMV AG 100 4,188
Total Austria (Cost $985,731) 1,695,234

Shares Value ($)
Portugal 0.7%
Common Stocks
Consumer Staples Distribution & Retail 0.7%
Jeronimo Martins SGPS SA (Cost $665,930) 30,000
524,326
Kazakhstan 0.3%
Common Stocks
Metals & Mining 0.3%
Solidcore Resources PLC (Cost $1,244,170)* 75,000
196,500
France 0.0%
Common Stocks
Oil, Gas & Consumable Fuels 0.0%
TotalEnergies SE (Cost $4,732) 100
6,762
Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio ''DWS
Government Cash Institutional Shares'', 5.24%
(Cost $833,837) (b) (c) 833,837 833,837
Cash Equivalents 1.9%
DWS Central Cash Management Government Fund, 5.37%
(Cost $1,381,336) (c) 1,381,336 1,381,336
% of Net
Assets Value ($)
Total Investment Portfolio
(Cost $107,865,538) 100.5 71,224,861
Other Assets and Liabilities, Net
(0.5) (366,953)
Net Assets
100.0 70,857,908

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended
July 31, 2024 are as follows:
Net
Change
Value ($) at
10/31/2023
Purchases
Cost
($)
Sales
Proceeds
($)
Net
Real-
ized
Gain/
(Loss)
($)
in
Unreal-
ized
Appreci-
ation/
(Depreci-
ation)
($)
Income
($)
Capital
Gain
Distri-
butions
($)
Number
of Shares
at
7/31/2024
Value ($)
at
7/31/2024
Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 5.24%
(b) (c)
1,788,397 – 954,560(d) – – 15,836 – 833,837 833,837
Cash Equivalents 1.9%
DWS Central Cash Management Government Fund, 5.37% (c)
2,025,993 11,023,045 11,667,702 – – 53,456 – 1,381,336 1,381,336
3,814,390 11,023,045 12,622,262 – – 69,292 – 2,215,173 2,215,173
* Non-income producing security.
** Non-income producing security; due to applicable sanctions, dividend income was not recorded.
†
All or a portion of these securities were on loan. The value of all securities loaned at
July 31, 2024 amounted to $677,351, which is 1.0% of net assets.
(a) Investment was valued using significant unobservable inputs.
(b) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2024.
144A: Securities exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
PJSC: Public Joint Stock Company

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub- group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.
The United States, the European Union, the United Kingdom and other countries have imposed sanctions on Russia, Russian companies, and Russian individuals in response to actions taken by Russia in recent years, including its February 2022 invasion of
Ukraine and subsequent activities. In turn Russia has imposed sanctions on Western individuals, businesses and products, and the Russian central bank has taken actions that have effectively frozen investments by Western entities, including the Fund, in Russian companies. These s anctions have adversely affected not only the Russian economy but also the economies of many countries in Europe, including countries in Central and
Eastern Europe, and the continuation of sanctions, or the imposition of new sanctions, may have further adverse effects on the Russian and European economies. As a result of
Russia’s invasion of Ukraine and the resulting dislocations, Wes tern sanctions and Russia’s retaliatory measures, the value and liquidity of the Fund’s portfolio assets have been severely adversely affected, and its Russian investments (some of which are in companies that are subject to sanctions) have been fair valued at zero since March 14, 2022 . It is not known if the situation will improve , although the Fund has observed occasional privately negotiated transactions in depositary receipts of non-sanctioned Russian issuers taking place (at prices that are deeply discounted from those taking place through the facilities of the Moscow Stock Exchange). In May 2024, the Fund was successful in selling depositary receipts of one non-sanctioned Russian issuer in such a privately negotiated transaction resulting in positive impact to the Fund's net asset value.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments. In the case of the Fund, Russia’s invasion of Ukraine has materially adversely affected, and may continue to materially adversely affect, the value and liquidity of the Fund’s portfolio.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk).
Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund’s investments.

(e) See Schedule of Investments for additional detailed categorizations .
During the period ended July 31, 2024, the amount of transfers between Level 3 and Level
1 was $210,938. The investments were transferred from Level 3 to Level 1 due to increase in market activity. Transfers between price levels are recognized at the beginning of the reporting period.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from
fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
The shares of most closed-end funds, including the Fund, are not continuously offered.
Once issued, shares of closed-end funds are bought and sold in the open market. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment
Management Americas Inc. and RREEF America L.L.C., which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
CEE-PH3
R-080548-2 (1/25)
Assets Level 1 Level 2 Level 3 Total
Common Stocks (e)
Poland $ 43,769,164 $ — $ — $ 43,769,164
Hungary 12,780,691 — — 12,780,691
Russia — — 4,863,945 4,863,945
Czech Republic 2,769,189 — — 2,769,189
Moldova 2,403,877 — — 2,403,877
Austria 1,695,234 — — 1,695,234
Portugal 524,326 — — 524,326
Kazakhstan 196,500 — — 196,500
France 6,762 — — 6,762
Short-Term Instruments (e) 2,215,173 — — 2,215,173
Total $ 66,360,916 $ — $ 4,863,945 $ 71,224,861